Label	Element	Value
Gabelli Global Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GABELLI EQUITY INCOME ETF (the “Equity Income Fund” or the “Fund”) (fka the Gabelli Global Small Cap ETF)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return on its assets with an emphasis on income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The investment advisory agreement between Gabelli ETFs Trust (the “Trust”) and Gabelli Funds, LLC (the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses, and any extraordinary expenses. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the example.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 12, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover is included for the Fund because the Fund has not yet commenced operations.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. In addition, the example assumes that net assets do not exceed $25 million; in the event that net assets would exceed $25 million, the expense ratio would be higher than what is presented in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including any assets purchased using borrowings for investment purposes) in income producing equity. The Fund may also invest in foreign securities by investing in American Depositary Receipts. In making stock selections, the Adviser looks for securities that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential. In selecting investments for the Fund, the Adviser focuses on issuers that:

•	have strong free cash flow and pay regular dividends
•	have potential for long term earnings per share growth
•	may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business
•	are well managed
•	will benefit from sustainable long term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services
The Adviser also believes preferred stock of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. This leads to the possibility of capital appreciation if the price of the common stock recovers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may want to invest in the Fund if:

•	you are a long term investor
•	you are seeking income as well as capital appreciation

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.
Investing in the Fund involves the following risks:

•
Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk.    Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units, changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund significantly from the underlying NAV of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.

•
Early Close/Trading Halt Risk.    An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

•
Authorized Participant and AP Representative Concentration Risk.    The creation and redemption process for the Fund occurs through a confidential brokerage account (“Confidential Account”) with an agent, called an AP Representative, on behalf of an Authorized Participant. Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption (“Creation

Basket”), allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.

•
Absence of an Active Market.    Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to net asset value (“NAV”). If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

•
New Fund Risk.    The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss. However, the expense limitation in place limits this risk through the end of its term.

•
Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will fluctuate, sometimes rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. Holders of equity securities only have rights to value in the company only after all issuer debts have been paid and they could lose their entire investment in a company that encounters financial difficulty

•
American Depositary Receipts (“ADRs”) Risk.    Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

•
Coronavirus (“COVID-19”) and Global Health Events.    COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•
Issuer Risk.    The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

•	Management Risk. If the Adviser is incorrect in its assessment of the investment prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

•
Market Trading Risk.    Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.

•
Non-Diversification Risk.    The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

•
Preferred Stock Risk.    Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

•
Trading Issues Risk.    Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

•
Value Investing Risk.    The Fund invests in “value” stocks. Value investing refers to buying securities that the Adviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. From time to time, “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not yet commenced operations, therefore, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations, therefore, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.
Gabelli Global Small Cap ETF | Gabelli Global Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	none
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	$ 197

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]
Gabelli Funds, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets until at least March 12, 2024. As of March 3, 2023, the Fund had not yet launched. The management fee waiver shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees. However, the Fund has agreed, during the three year period following the date of any waiver or reimbursement by the Adviser, to repay such amount to the extent the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.